Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
COMMON STOCKS — 96.7%
ARGENTINA — 1.3%
MercadoLibre, Inc.*	6,187	$6,697,304
AUSTRALIA — 2.9%
Cochlear Ltd.	54,767	7,824,488
SEEK Ltd.	304,475	4,696,973
Treasury Wine Estates Ltd.	405,952	2,608,349
		15,129,810
BRAZIL — 1.0%
Raia Drogasil SA	1,272,500	5,338,432
CANADA — 4.5%
Fairfax Financial Holdings Ltd.	8,057	2,372,536
Shopify, Inc., Class A *	20,828	21,306,419
		23,678,955
CHINA — 10.6%
Alibaba Group Holding Ltd. ADR*	61,281	18,015,388
Baidu, Inc. ADR*	28,589	3,619,082
Li Ning Co., Ltd.	946,500	4,453,566
Meituan Dianping, Class B *	298,000	9,387,389
Ping An Insurance Group Co. of China Ltd., Class H	461,500	4,790,761
Prosus NV*	45,053	4,158,538
Trip.com Group Ltd. ADR*	102,908	3,204,555
Tsingtao Brewery Co., Ltd., Class H	968,057	7,921,531
		55,550,810
FINLAND — 1.5%
Kone Oyj, B Shares	88,067	7,732,635
FRANCE — 5.3%
Kering	8,720	5,784,382
Legrand SA	33,183	2,643,018
LVMH Moet Hennessy Louis Vuitton SE	10,729	5,020,136
Remy Cointreau SA	45,866	8,372,055
Ubisoft Entertainment SA*	65,243	5,880,257
		27,699,848
GERMANY — 7.8%
adidas AG*	23,188	7,488,427
Bechtle AG	57,793	11,694,103
Nemetschek SE	55,802	4,078,663
Rational AG	3,858	3,026,113
Zalando SE*	152,439	14,242,443
		40,529,749
HONG KONG — 3.8%
AIA Group Ltd.	818,800	8,138,952
Jardine Matheson Holdings Ltd.	46,600	1,852,424
Jardine Strategic Holdings Ltd.	87,400	1,732,865
Techtronic Industries Co., Ltd.	607,000	8,070,494
		19,794,735
INDIA — 4.0%
Asian Paints Ltd.	311,666	8,397,692
Housing Development Finance Corp., Ltd.	266,705	6,321,628
ICICI Lombard General Insurance Co., Ltd.	155,201	2,733,397
MakeMyTrip Ltd.*	75,532	1,160,172
United Spirits Ltd.*	325,990	2,281,694
		20,894,583
IRELAND — 1.9%
Kingspan Group PLC*	109,858	9,997,827

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
JAPAN — 18.2%
Denso Corp.	72,400	$3,173,419
Kakaku.com, Inc.	176,900	4,663,775
Kao Corp.	56,600	4,249,005
Keyence Corp.	14,400	6,731,702
Murata Manufacturing Co., Ltd.	118,300	7,692,714
Nidec Corp.	92,800	8,702,593
Olympus Corp.	471,300	9,801,034
Pigeon Corp.	97,500	4,356,424
Shimano, Inc.	33,300	6,573,259
Shiseido Co., Ltd.	124,700	7,218,880
SMC Corp.	16,200	9,036,955
SoftBank Group Corp.	90,300	5,587,275
Sugi Holdings Co., Ltd.	42,700	3,019,054
Suzuki Motor Corp.	125,300	5,367,584
Sysmex Corp.	95,000	9,089,789
		95,263,462
MEXICO — 0.4%
Wal-Mart de Mexico SAB de CV	883,900	2,115,060
NETHERLANDS — 2.1%
ASML Holding NV	30,186	11,149,960
NEW ZEALAND — 1.2%
Xero Ltd.*	88,037	6,421,869
PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	318,728	5,125,295
SINGAPORE — 1.1%
United Overseas Bank Ltd.	393,599	5,544,705
SOUTH AFRICA — 1.5%
Naspers Ltd., N Shares*	45,191	7,981,811
SOUTH KOREA — 0.9%
NAVER Corp.	18,447	4,687,773
SPAIN — 1.3%
Industria de Diseno Textil SA	247,108	6,836,131
SWEDEN — 5.3%
Atlas Copco AB, A Shares	4,093	195,149
Atlas Copco AB, B Shares	228,182	9,522,933
Epiroc AB, B Shares	353,192	4,902,547
Investor AB, B Shares	81,153	5,300,895
Nibe Industrier AB, B Shares*	296,842	7,629,160
		27,550,684
SWITZERLAND — 1.1%
Compagnie Financiere Richemont SA	85,809	5,761,462
TAIWAN — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	243,438	19,735,519
THAILAND — 0.3%
Thai Beverage PCL	3,912,700	1,740,870
UNITED KINGDOM — 10.6%
ASOS PLC*	67,368	4,472,985
Auto Trader Group PLC	1,077,019	7,819,632
Burberry Group PLC	168,166	3,370,771
Hargreaves Lansdown PLC	396,594	7,977,733
HomeServe PLC	265,727	4,234,325
Intertek Group PLC	75,452	6,156,656
John Wood Group PLC*	473,186	1,299,171
Johnson Matthey PLC	117,196	3,561,365
Rightmove PLC	1,155,492	9,341,469
Trainline PLC*	1,016,634	4,741,573
Weir Group PLC (The)	146,931	2,365,300
		55,340,980

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International All Cap Fund

	Shares	Value
UNITED STATES — 3.3%
Mettler-Toledo International, Inc.*	9,786	$9,450,830
Spotify Technology SA*	32,123	7,792,076
		17,242,906
Total Common Stocks
(cost $319,566,514)		505,543,175
PREFERRED STOCKS — 2.4%
GERMANY — 2.4%
Sartorius AG 0.10% (cost $3,595,440)	31,155	12,769,713
TOTAL INVESTMENTS — 99.1%
(cost $323,161,954)		$518,312,888
Other assets less liabilities — 0.9%		4,689,698
NET ASSETS — 100.0%		$523,002,586

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.

Portfolio of Investments

September 30, 2020 (unaudited)

Baillie Gifford International All Cap Fund

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$103,833,485	$401,709,690	$–	$505,543,175
Preferred Stocks**	–	12,769,713	–	12,769,713
Total	$103,833,485	$414,479,403	$–	$518,312,888

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2020.